Regulatory Matters - Reconciliation of bank equity amount for regulatory capital purposes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Regulatory Matters [Abstract]
Bank equity	$ 41,367	$ 42,429
Less net unrealized gain (loss)	(1,176)	790
Less disallowed goodwill	2,727	2,727
Tier 1 and common equity Tier 1 capital	39,816	38,912
Plus allowance for loan losses	2,727	2,719
Total risked-based capital	$ 42,543	$ 41,631